Exchange Act-Forms

                                  FORM 13F-HR

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                                                 OMB Number            3235-006
                                                 Expires:      December 31, 2001
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                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 09/30/2002
            Check here if Amendment [X]; Amendment Number: 1

                        This Amendment (Check only one.):
                           [X]     is a restatement.
                           [ ]     adds new holdings entries.

Name: Fifth MDV Partners, L.L.C.
Addess: 2775 Sand Hill Road, Suite 240, Menlo Park, Ca 94025

Form 13F File Number:  028-06265

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:  Moez R. Virani

Title:  Attorney-in-Fact

Phone:  650-854-7236

Signature, Place, and Date of Signing:

/s/ Moez R. Virani
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[Signature]

Menlo Park, CA
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[City, State]

November 26, 2002
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[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:                          None
                                                      -----------

Form 13F Information Table Entry Total:                        3
                                                      -----------

Form 13F Information Table Value Total:                 $ 13,209
                                                      -----------
                                                      (thousands)

List of Other Included Managers:                            None

                           FORM 13F INFORMATION TABLE
                           Fifth MDV Partners, L.L.C.

                                                                                                              Voting Authority
                            Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other    -------------------------
      Name of Issuer        Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers     Sole     Shared   None
--------------------------- --------    ---------      ---------    ---------  --- ---- ----------------  -------------------------
Broadcom Corporation        Common      111320107           383        35,881*   SH       Sole              35,881*      0       0
CIENA Corporation           Common      171779101        10,726     3,611,456    SH       Sole           3,611,456       0       0
Onvia.com, Inc.             Common      68338T106         2,100     1,019,560    SH       Sole           1,019,560       0       0

                                        ------------------------
                                           Total Value   13,209
                                        ------------------------

* Includes 35,881 shares held in escrow.